Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$456,554.07

Principal:
Principal Collections	$7,450,962.09
Prepayments in Full	$2,467,953.08
Liquidation Proceeds	$42,038.94
Recoveries	$49,348.52
Sub Total	$10,010,302.63
Collections	$10,466,856.70

Purchase Amounts:
Purchase Amounts Related to Principal	$309,990.08
Purchase Amounts Related to Interest	$1,544.46
Sub Total	$311,534.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,778,391.24

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,778,391.24
Servicing Fee	$101,213.52	$101,213.52	$0.00	$0.00	$10,677,177.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,677,177.72
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,677,177.72
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,677,177.72
Interest - Class A-4 Notes	$7,069.68	$7,069.68	$0.00	$0.00	$10,670,108.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,670,108.04
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$10,595,910.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,595,910.71
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$10,532,770.71
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,532,770.71
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$10,455,424.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,455,424.21
Regular Principal Payment	$9,911,953.84	$9,911,953.84	$0.00	$0.00	$543,470.37
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$543,470.37
Residual Released to Depositor	$0.00	$543,470.37	$0.00	$0.00	$0.00
Total		$10,778,391.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,911,953.84
Total					$9,911,953.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,377,059.30	$46.94	$7,069.68	$0.04	$7,384,128.98	$46.98
Class B Notes	$2,534,894.54	$53.52	$74,197.33	$1.57	$2,609,091.87	$55.09
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$9,911,953.84	$6.16	$221,753.51	$0.14	$10,133,707.35	$6.30

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$7,377,059.30	0.0469398	$0.00	0.0000000
Class B Notes	$47,360,000.00	1.0000000	$44,825,105.46	0.9464760
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$117,877,059.30	0.0731992	$107,965,105.46	0.0670441

Pool Information
Weighted Average APR	4.489%	4.533%
Weighted Average Remaining Term	18.01	17.26
Number of Receivables Outstanding	17,120	16,547
Pool Balance	$121,456,229.65	$111,109,836.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$117,877,059.30	$107,965,105.46
Pool Factor	0.0737427	0.0674609

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$3,144,731.45
Targeted Overcollateralization Amount	$3,144,731.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,144,731.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$75,448.55
(Recoveries)		122	$49,348.52
Net Loss for Current Collection Period			$26,100.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2579%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5628%
Second Preceding Collection Period			0.1645%
Preceding Collection Period			0.3655%
Current Collection Period			0.2693%
Four Month Average (Current and Preceding Three Collection Periods)			0.3405%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,797	$12,416,142.61
(Cumulative Recoveries)			$2,004,891.22
Cumulative Net Loss for All Collection Periods			$10,411,251.39
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6321%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,141.82
Average Net Loss for Receivables that have experienced a Realized Loss			$1,795.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.21%	389	$3,564,059.99
61-90 Days Delinquent	0.34%	30	$383,132.58
91-120 Days Delinquent	0.11%	9	$121,794.97
Over 120 Days Delinquent	1.01%	82	$1,124,098.17
Total Delinquent Receivables	4.67%	510	$5,193,085.71

Repossession Inventory:
Repossessed in the Current Collection Period		10	$138,539.50
Total Repossessed Inventory		22	$287,686.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7739%
Preceding Collection Period			0.7827%
Current Collection Period			0.7313%
Three Month Average			0.7626%

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer